Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered | shares	2,318,000
Proposed Maximum Offering Price per Unit	43.83
Maximum Aggregate Offering Price	$ 101,597,940.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,030.68
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional shares of Common Stock, par value $0.50 per share (the "Common Stock"), of the Registrant that may become issuable pursuant to the PROG Holdings, Inc. Amended and Restated 2015 Equity and Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents 2,318,000 additional shares of Common Stock that were added to the shares authorized for issuance to eligible persons under the PROG Holdings, Inc. Amended and Restated 2015 Equity and Incentive Plan. (3) Estimated in accordance with Rule 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock on the New York Stock Exchange on July 23, 2026.